COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of costs for purchased power under long-term contracts	Costs under the above electric power purchase agreements for the years ended December 31 were as follows (thousands):

	2015	2014	2013
WAPA	$89,986	$91,639	$91,038
Basin	127,500	132,649	136,223

Coal
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum commitments	At December 31, 2015, the annual minimum coal purchases under these contracts are as follows (thousands):

2016	$102,535
2017	105,457
2018	103,389
2019	104,686
2020	82,612
Thereafter	63,396
$562,075